Subsequent Events (Details)			1 Months Ended			3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	May 13, 2021	Nov. 02, 2017 shares	Aug. 19, 2021 USD ($) shares	Aug. 19, 2021 GBP (£)	May 23, 2019 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 15, 2021 $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Aug. 24, 2024 shares	Aug. 19, 2023 shares	Feb. 01, 2023 shares	Aug. 19, 2022 shares	Feb. 01, 2022 shares	Oct. 19, 2020 $ / shares	Feb. 15, 2018 $ / shares	Feb. 01, 2014 shares
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 0.35			$ 0.35
Consideration description								Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.
Price per share (in Dollars per share) | $ / shares						$ 11.50			$ 11.50
Minimum cash condition amount (in Dollars) | $								$ 175,000,000				$ 175,000,000
Remaining net tangible assets (in Dollars) | $								$ 5,000,001				5,000,001
Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Transaction amount (in Pounds) | $						$ 127,194	$ 26,249		$ 237,574		$ 35,751	$ 148,276	$ 30,417
Option vest shares																					13
Convertible common stock shares					3,000				5,000,000.0
Ambulnz, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase pecentage			20.00%	20.00%
Percentage of ownership			100.00%
Transaction amount (in Pounds) | £				£ 750,000
Paid in options (in Dollars) | $			$ 368,313
Exercise price (in Dollars) | $			6,430
Cash payable (in Dollars) | $			$ 381,687
Equal monthly installments (in Pounds) | £				£ 96,920.30
Interest rate per anum			6.00%	6.00%
Option vest shares														13	13	13	13	12.8
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares						$ 1.50		$ 1.50	$ 1.50			$ 1.50							$ 10.00
Private Placement [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Equity capital amount (in Dollars) | $								$ 115,000,000				$ 115,000,000
Redemption amount of private placement (in Dollars) | $								$ 125,000,000				$ 125,000,000
Forecast [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 5,200
Issued nonqualified stock options shares										748
Subsequent event description	the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate, as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”).
Forecast [Member] | Fair Maket Value [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares										$ 2,097
Issued nonqualified stock options shares										100
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Class B common shares						2,875,000		2,875,000	2,875,000			2,875,000
Common Class B [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Class B common shares						55,008		55,008	55,008			55,008	55,008
Convertible common stock shares		64,402			76,503
Price per share (in Dollars per share) | $ / shares																				$ 0.01
Common Class B [Member] | Ambulnz, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Class B common shares			77.8
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Class B common shares						1,821,062		1,715,792	1,821,062			1,715,792
Price per share (in Dollars per share) | $ / shares						$ 11.50		$ 11.50	$ 11.50			$ 11.50
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Class B common shares						35,497		35,497	35,497			35,497	35,497
Convertible common stock shares		35,597			78,000			83,600,000	83,600,000
Additional shares subject to earnout provisions								5,000,000.0
Price per share (in Dollars per share) | $ / shares								$ 10.00				$ 10.00
Sponsor Escrow Agreement [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 15.00				$ 15.00
Earnout shares								287,500
Closing stock price equal or exceeds (in Dollars per share) | $ / shares								$ 12.50
Issue of sponsor earnout shares								287,500
Sponsor Escrow Agreement [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued (in Dollars) | $								$ 575,000
Lock-Up Agreements [Member]
Subsequent Events (Details) [Line Items]
Percentage of ownership								72.19%				72.19%
PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate shares								12,500,000
Price per share (in Dollars per share) | $ / shares								$ 10.00				$ 10.00
Aggregate gross proceeds (in Dollars) | $								$ 125,000,000